Financial Risk Management Activities - Assets Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Assets	$ 6,643	$ 7,219	$ 7,153
Fair Value Through Profit Or Loss, Equity Securities
Disclosure of fair value measurement of assets [line items]
Assets	19
Fair Value Through Profit Or Loss, Equity Securities | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	19
Fair Value Through Profit Or Loss, Equity Securities | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	0
Fair Value Through Profit Or Loss, Equity Securities | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	0
Fair Value Through Other Comprehensive Income, Equity Securities
Disclosure of fair value measurement of assets [line items]
Assets	69
Fair Value Through Other Comprehensive Income, Equity Securities | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	69
Fair Value Through Other Comprehensive Income, Equity Securities | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	0
Fair Value Through Other Comprehensive Income, Equity Securities | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	$ 0
Available-for-sale financial assets, Equity securities
Disclosure of fair value measurement of assets [line items]
Assets		80	51
Available-for-sale financial assets, Equity securities | Level 1
Disclosure of fair value measurement of assets [line items]
Assets		80	51
Available-for-sale financial assets, Equity securities | Level 2
Disclosure of fair value measurement of assets [line items]
Assets		0	0
Available-for-sale financial assets, Equity securities | Level 3
Disclosure of fair value measurement of assets [line items]
Assets		$ 0	$ 0